PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.8%
Asset-Backed Securities — 22.7%
Automobiles — 1.7%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32	349	$353,750
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	589,055
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200	1,219,783
Series 2023-04A, Class A, 144A
5.490%	06/20/29	6,700	6,849,606
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600	1,632,994
Series 2024-01A, Class B, 144A
5.850%	06/20/30	200	203,848
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	500	499,576
Exeter Automobile Receivables Trust,
Series 2021-02A, Class D
1.400%	04/15/27	12	11,625
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,196,393
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.494%(c)	05/20/32	338	340,738
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	98	103,231
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	968	964,326
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	793,891
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,339,126
Series 2025-01A, Class A, 144A
5.360%	04/16/35	3,900	3,974,847
Series 2025-01A, Class B, 144A
5.560%	10/15/35	5,800	5,917,433
Series 2025-01A, Class C, 144A
5.760%	10/15/35	3,200	3,273,617
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	24	23,800
Series 2022-C, Class E, 144A
11.366%	12/15/32	32	32,112
Series 2024-B, Class C, 144A
5.141%	01/18/33	4,250	4,257,829
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D
6.280%	08/15/31	500	517,161
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2025-01, Class D
5.430%	03/17/31		4,000	$4,048,364
				39,143,105
Collateralized Debt Obligation — 0.2%
KREF Ltd. (Cayman Islands),
Series 2022-FL03, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.767%(c)	02/17/39		5,352	5,331,352
Collateralized Loan Obligations — 18.0%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 0.938% (Cap N/A, Floor 0.938%)
5.232%(c)	07/20/34		7,000	6,995,001
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.823%(c)	04/20/37		15,000	15,033,193
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.732%(c)	07/15/37		8,500	8,513,144
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.493%(c)	07/19/34		10,000	10,000,089
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.555%(c)	04/15/32	EUR	7,308	7,892,469
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.518%(c)	04/15/39	EUR	5,550	6,003,066
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.052%(c)	07/15/30		1,684	1,683,129
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.822%(c)	07/15/37		7,500	7,516,495
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		16,750	16,758,132
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.728%(c)	01/25/35		9,000	9,000,000
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	10/15/35	EUR	6,500	7,017,881
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,329,556
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.306%(c)	11/15/31	EUR	6,159	$6,653,510
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
5.662%(c)	01/22/31		972	972,385
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		16,000	16,032,771
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.643%(c)	10/20/37		17,500	17,517,645
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.803%(c)	01/17/37		19,000	19,029,055
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
5.720%(c)	04/25/36		11,000	10,999,859
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.574%(c)	04/15/31		1,949	1,948,912
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.592%(c)	04/26/31		1,220	1,219,409
Hayfin Emerald CLO DAC (Ireland),
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.904%(c)	01/22/39	EUR	13,300	14,426,562
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.556%(c)	04/25/39	EUR	11,500	12,410,739
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	11,500	12,464,619
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
4.403%(c)	01/26/38	EUR	10,000	10,852,291
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.832%(c)	04/15/37		14,000	14,029,371
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.675%(c)	04/21/31		453	453,136
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.684%(c)	07/15/31		2,182	$2,182,591
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.650%(c)	10/19/38		9,500	9,503,313
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.361%(c)	01/20/38		10,250	10,236,721
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37		12,000	12,026,297
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		9,500	9,500,065
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.380%(c)	05/21/34		15,750	15,728,057
Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.803%(c)	10/15/39	EUR	12,000	12,967,140
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.744%(c)	10/15/34		7,000	6,981,741
Pikes Peak CLO (Cayman Islands),
Series 2022-10A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.092%(c)	01/22/38		10,000	9,985,307
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.678%(c)	07/24/32		7,003	7,013,546
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.293%(c)	04/20/35		10,800	10,800,089
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.585%(c)	04/20/31		2,119	2,118,356
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.664%(c)	05/07/31		1,804	1,803,846
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.083%(c)	01/20/37		6,500	6,487,222

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.635%(c)	07/15/36	EUR	8,750	$9,540,846
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.632%(c)	01/26/31		1,258	1,257,599
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)
5.471%(c)	10/29/34		7,000	6,998,509
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.163%(c)	01/20/36		4,500	4,494,669
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.502%(c)	07/15/34		8,750	8,750,102
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	07/15/34	EUR	8,000	8,639,408
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		12,000	11,990,627
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
5.983%(c)	01/20/35		7,500	7,514,970
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.655%(c)	07/18/31		199	199,322
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.532%(c)	04/25/31		916	916,266
				419,389,028
Consumer Loans — 0.7%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	14	9,683
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		472	477,587
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	290,282
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,451,532
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	5,618,686
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2023-02A, Class C, 144A
6.740%	09/15/36	700	$730,809
Series 2023-02A, Class D, 144A
7.520%	09/15/36	800	839,086
Series 2024-01A, Class A, 144A
5.790%	05/14/41	2,700	2,810,772
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	1,074	1,062,094
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	2,272	2,298,150
			15,588,681
Credit Cards — 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A
5.870%	12/20/32	4,400	4,428,398
Home Equity Loans — 0.7%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%	04/25/54	1,235	1,247,356
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
7.360%(c)	10/25/31	124	128,138
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.044%(c)	03/20/54	417	419,825
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.944%(c)	05/25/54	138	138,431
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.544%(c)	10/20/54	349	348,361
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	759	762,949
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,651	1,672,417
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	849	863,062
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	302	303,437
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	302	303,369
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	993	1,001,892
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	3,407	3,389,637
Series 2024-CES05, Class A2, 144A
5.202%(cc)	09/25/64	1,750	1,733,322

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2025-CRM01, Class A1, 144A
5.799%	01/25/65		2,942	$2,957,527
				15,269,723
Other — 0.9%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.699%(c)	10/16/28		2,700	2,699,986
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46		1,932	1,956,529
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		428	419,292
Series 2023-04C, Class A, 144A
6.480%	03/20/57		526	515,712
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		1,692	1,657,413
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41		2,700	2,574,344
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.069%(c)	12/25/27		3,500	3,522,611
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		988	981,983
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59		563	549,770
Series 2024-03A, Class A2, 144A
5.880%	10/30/59		2,494	2,400,986
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.400%(c)	03/17/42		4,300	4,299,991
				21,578,617
Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.006%(c)	10/25/34		378	360,654
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.521%(c)	11/25/60	EUR	112	116,473
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.854%(c)	03/15/26^	EUR	1,152	927,944
				1,405,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.2%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.790%(c)	06/25/47	1,429	$1,422,358
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.940%(c)	06/25/47	853	849,876
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.010%	02/25/43	2,980	454,503
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	498	477,444
Series 2018-D, Class A, 144A
0.010%(cc)	11/25/43	526	498,216
Series 2019-A, Class R, 144A
0.000%	10/25/48	879	259,352
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	18	16,845
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56	618	624,152
Series 2024-D, Class A1A, 144A
5.380%	07/15/53	917	931,134
			5,533,880

Total Asset-Backed Securities (cost $529,304,902)			527,667,856
Commercial Mortgage-Backed Securities — 13.0%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	8,932,386
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,281	4,166,299
Series 2017-BNK06, Class A4
3.254%	07/15/60	861	834,248
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,949,289
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,412,041
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	855,402
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	913,836
BANK5,
Series 2024-05YR8, Class A3
5.884%	08/15/57	8,100	8,436,291
Series 2024-5YR9, Class A3
5.614%	08/15/57	8,400	8,637,653
BANK5 Trust,
Series 2025-05YR13, Class A3
5.753%(cc)	01/15/58	5,470	5,668,220

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	$1,118,182
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	480,248
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	395,958
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,409,148
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,104,993
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.574%(c)	10/15/37	5,000	4,996,875
Series 2024-05C27, Class A3
6.014%	07/15/57	3,700	3,853,002
Series 2024-C24, Class XB, IO
1.331%(cc)	02/15/57	27,150	2,530,586
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,361	3,256,680
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,505,260
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	853,951
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,232,346
Series 2023-B40, Class A2
6.930%	12/15/56	2,683	2,835,996
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,175,266
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,253,475
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,706,649
Series 2024-V09, Class A3
5.602%	08/15/57	8,100	8,327,180
Series 2024-V12, Class A3
5.738%	12/15/57	4,750	4,914,908
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.519%(c)	03/15/42	3,790	3,761,550
BMARK,
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,256,438
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57	3,600	3,715,455
Series 2024-5C05, Class XB, IO
0.392%(cc)	02/15/57	188,084	2,912,443
BPR Trust,
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	2,300	2,389,211
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
6.630%(c)	11/15/38	2,872	$2,860,283
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
6.010%(c)	08/15/39	3,400	3,400,000
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)
5.763%(c)	04/15/40	3,390	3,387,881
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.019%(c)	01/15/39	5,000	4,984,375
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.469%(c)	02/15/35	5,800	5,727,500
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
5.463%(c)	03/15/30	6,770	6,736,221
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,361,239
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
6.939%(c)	09/15/38	2,750	2,755,137
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,773,656
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class A2
2.708%	02/15/53	1,126	1,102,736
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,394,480
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,711,629
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,147,058
Series 2024-277P, Class X, IO, 144A
0.661%(cc)	08/10/44	3,600	103,212
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,172	1,092,173
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month SOFR + 2.796% (Cap N/A, Floor 2.500%)
7.115%(c)	05/15/35	2,454	2,444,812
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,287,592
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,664,879

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	$2,925,037
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053, Class X1, IO
0.884%(cc)	12/25/25	77,983	368,406
Series K055, Class X1, IO
1.326%(cc)	03/25/26	12,082	121,813
Series KG03, Class X1, IO
1.370%(cc)	06/25/30	28,842	1,631,804
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.769%(c)	12/15/39	2,200	2,198,625
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
4.852%(cc)	08/10/41	4,800	4,831,929
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,141	3,044,428
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,574,112
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class A, 144A
5.467%(cc)	01/13/40	2,870	2,919,866
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	1,018,038
Series 2017-C05, Class A4
3.414%	03/15/50	1,321	1,289,033
Series 2017-C07, Class A4
3.147%	10/15/50	3,563	3,442,911
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,122	1,102,321
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	1,845,339
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,700,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-05C1, Class A3
5.635%	03/15/30	6,380	6,579,360
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,661,216
Series 2017-HR02, Class A3
3.330%	12/15/50	5,447	5,237,520
Series 2019-L03, Class A3
2.874%	11/15/52	1,061	986,559
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,160,946
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,624,723
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
New York City Housing Development Corp.,
Series 2024-08SPR, Class A
5.458%	12/15/43	8,530	$8,736,285
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)
5.532%(c)	02/15/42	3,420	3,377,445
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	5,600	5,640,188
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	4,100	4,131,283
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	1,230	1,268,921
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	2,760	2,857,882
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	136,325
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,829	1,782,669
Series 2017-C07, Class A3
3.418%	12/15/50	3,938	3,816,773
Series 2018-C10, Class A3
4.048%	05/15/51	2,092	2,042,456
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,377,094
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A3
3.294%	01/15/59	1,419	1,405,327
Series 2016-C34, Class A3
2.834%	06/15/49	6,500	6,391,889
Series 2016-C35, Class A3
2.674%	07/15/48	3,618	3,537,037
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,335,890
Series 2019-C54, Class A3
2.892%	12/15/52	1,152	1,063,314
Series 2025-05C3, Class A3
6.096%	01/15/58	9,880	10,357,660

Total Commercial Mortgage-Backed Securities (cost $308,676,161)			302,248,752
Corporate Bonds — 31.8%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,353,495
3.400%	04/15/30	385	360,876
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	8,400	8,218,668
2.750%	02/01/26	90	88,455

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
2.950%	02/01/30	30	$27,302
3.250%	02/01/28	1,700	1,629,649
3.375%	06/15/46	1,375	922,225
3.900%	05/01/49	1,230	882,885
3.950%	08/01/59	1,450	987,368
5.805%	05/01/50	1,900	1,807,630
5.930%	05/01/60	1,600	1,503,998
6.875%	03/15/39	20	21,727
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	75	74,017
7.500%	02/01/29	85	86,487
7.875%	04/15/27	2,168	2,176,976
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	19,306
3.500%	04/01/27	30	29,620
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	36,837
4.400%	06/15/28	37	36,736
4.400%	06/15/28	15	14,883
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,307
4.500%	05/15/36	30	28,636
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,911
			21,318,994
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	34,046
3.875%	09/16/46	10	7,303
4.400%	02/14/26	43	42,914
5.950%	02/14/49	30	29,528
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,465,280
2.726%	03/25/31	10	8,844
3.462%	09/06/29	10	9,450
3.557%	08/15/27	422	411,542
4.390%	08/15/37	3,000	2,624,942
4.540%	08/15/47	14	11,140
5.625%	08/15/35	1,950	1,953,082
5.834%	02/20/31	1,260	1,308,225
6.343%	08/02/30	960	1,020,099
7.750%	10/19/32	1,500	1,719,078
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	323,858
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26(a)	40	38,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	$25,061
5.000%	11/17/25	10	10,027
5.125%	02/15/30	6,085	6,206,285
5.500%	09/07/30	2,125	2,208,908
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	13	12,987
			19,471,406
Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	48,880
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,153	1,114,330
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	32	30,734
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,378
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	5	4,851
4.750%	10/20/28	4,455	4,433,839
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	14	13,556
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,378,130
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33(a)	36	34,594
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	47	41,583
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29(a)	55	56,240
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	10	9,583
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	811,154
4.625%	04/15/29	195	184,582
			10,171,434
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	570,870

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	$8,240
4.750%	01/15/43	920	697,429
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	254,478
3.375%	11/13/25	725	716,206
4.134%	08/04/25	1,100	1,094,246
4.950%	05/28/27	1,000	985,927
5.113%	05/03/29	1,745	1,682,408
5.125%	11/05/26	735	729,941
5.800%	03/05/27	490	492,330
5.800%	03/08/29	2,230	2,209,085
6.950%	03/06/26	400	404,405
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	17,000
5.000%	04/01/35	1,365	1,261,472
5.150%	04/01/38	65	58,790
6.125%	10/01/25	26	26,119
6.600%	04/01/36	285	294,432
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	70	69,881
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,783
Sr. Unsec’d. Notes
2.350%	01/08/31	20	16,928
2.400%	04/10/28	1,065	985,538
2.400%	10/15/28	1,180	1,078,569
2.700%	08/20/27	38	36,133
2.700%	06/10/31	25	21,319
3.100%	01/12/32	20	17,070
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	40	39,348
2.375%	10/15/27	15	14,141
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	13,817
5.300%	01/08/30(a)	7,210	7,257,503
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	146,016
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	51,220
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	23,242
1.900%	04/06/28	50	46,459
2.150%	02/13/30	10	8,927
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
6.200%	11/16/28(a)	4,000	4,143,836
			24,907,238
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	445	$432,090
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.150%	05/01/52	20	14,043
4.650%	09/13/29	1,779	1,751,950
5.150%	09/13/34	1,320	1,244,837
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	75	75,539
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	437	435,908
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	345,605
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	293,867
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,400	3,243,517
			7,837,356
Banks — 7.4%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,021,092
Sub. Notes
2.749%	12/03/30	1,000	867,030
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	43,369
2.299%(ff)	07/21/32	20	17,084
2.572%(ff)	10/20/32	10	8,625
2.687%(ff)	04/22/32	2,565	2,257,737
3.419%(ff)	12/20/28	10	9,689
5.288%(ff)	04/25/34	2,295	2,305,323
5.819%(ff)	09/15/29	7,630	7,907,991
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	724,087
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	42,968
1.922%(ff)	10/24/31	20	17,109
2.496%(ff)	02/13/31	92	82,594
3.824%(ff)	01/20/28	3,410	3,366,848
3.974%(ff)	02/07/30	685	666,220
4.078%(ff)	04/23/40	2,340	2,022,132
4.271%(ff)	07/23/29	945	933,801
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,419,518
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	89,941
4.183%	11/25/27	50	49,522

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)		15	$14,684
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27(a)		1,245	1,196,371
4.837%(ff)	09/10/28		1,200	1,199,308
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27		710	691,336
1.904%(ff)	09/30/28		2,200	2,045,291
2.871%(ff)	04/19/32		1,815	1,591,644
Sub. Notes, 144A
5.906%(ff)	11/19/35		4,325	4,265,451
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27(a)		2,595	2,486,380
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27		300	290,020
Sub. Notes, 144A, MTN
4.875%	04/01/26		380	379,758
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	606,033
5.875%	04/30/29		2,400	2,475,198
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)		3,430	3,386,089
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		890	877,578
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		1,880	1,840,680
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		25	24,295
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		875	760,090
2.572%(ff)	06/03/31		70	62,337
2.666%(ff)	01/29/31		1,225	1,104,562
2.976%(ff)	11/05/30		20	18,413
3.057%(ff)	01/25/33		10	8,753
3.668%(ff)	07/24/28		30	29,331
3.785%(ff)	03/17/33		1,160	1,060,913
3.887%(ff)	01/10/28		1,725	1,704,385
3.980%(ff)	03/20/30		35	33,901
4.542%(ff)	09/19/30		8,000	7,890,734
5.174%(ff)	02/13/30		2,475	2,504,250
Sub. Notes
4.450%	09/29/27		2,735	2,720,507
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,175	5,219,026
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	99,470
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,117,851
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	$275,259
4.250%	03/13/26	1,150	1,144,755
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29	4,000	4,175,968
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	200	214,799
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	950	922,396
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27	50	47,968
1.992%(ff)	01/27/32	20	16,940
2.383%(ff)	07/21/32	1,480	1,267,311
2.600%	02/07/30	35	31,695
2.615%(ff)	04/22/32	4,715	4,114,927
2.650%(ff)	10/21/32	10	8,641
2.908%(ff)	07/21/42	25	17,651
3.436%(ff)	02/24/43	35	26,401
3.691%(ff)	06/05/28	50	49,025
3.750%	02/25/26	125	124,290
3.814%(ff)	04/23/29	1,080	1,054,447
3.850%	01/26/27(a)	1,765	1,747,733
6.484%(ff)	10/24/29	3,230	3,412,352
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
6.311%(c)	10/28/27	21	21,407
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	20	17,790
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26	85	82,950
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	545	567,273
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	07/01/25(oo)	1,350	1,356,730
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)	1,860	1,819,880
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	20	19,563
1.578%(ff)	04/22/27	785	761,068
1.953%(ff)	02/04/32	130	110,549
2.069%(ff)	06/01/29	50	46,289
2.545%(ff)	11/08/32	1,135	981,747
2.580%(ff)	04/22/32	1,775	1,559,353
2.947%(ff)	02/24/28	1,715	1,665,104
3.300%	04/01/26	1,110	1,099,337
3.782%(ff)	02/01/28	1,235	1,218,131
3.897%(ff)	01/23/49	10	7,794
3.960%(ff)	01/29/27	930	925,312
3.964%(ff)	11/15/48	985	775,290
4.005%(ff)	04/23/29	1,200	1,179,160
4.452%(ff)	12/05/29	17	16,875

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.581%(ff)	04/22/30	2,050	$2,114,266
Sub. Notes
2.956%(ff)	05/13/31	155	140,759
4.125%	12/15/26	40	39,859
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	364,627
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	860	879,251
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	14,416
2.239%(ff)	07/21/32	5,518	4,686,818
2.699%(ff)	01/22/31	2,640	2,393,474
4.431%(ff)	01/23/30	1,340	1,322,720
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	849,006
1.928%(ff)	04/28/32	193	161,603
2.511%(ff)	10/20/32	1,590	1,364,337
2.943%(ff)	01/21/33	1,470	1,288,447
3.125%	07/27/26	2,725	2,677,953
5.250%(ff)	04/21/34	2,230	2,229,234
5.831%(ff)	04/19/35(a)	965	1,000,012
Sub. Notes
2.484%(ff)	09/16/36	20	16,564
Sub. Notes, GMTN
4.350%	09/08/26	756	752,543
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	2,390	2,457,001
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,126,683
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,298,612
3.337%(ff)	01/21/33	1,330	1,153,929
5.519%(ff)	01/19/28	2,390	2,411,273
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	4,215	4,262,160
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	48,884
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	995	1,070,985
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	28,487
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,784
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,510,669
6.537%(ff)	08/12/33	870	930,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	685	$677,289
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,089,073
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,004,167
5.389%(ff)	04/24/34	12,985	13,070,818
6.303%(ff)	10/23/29	3,690	3,878,940
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	57,245
2.572%(ff)	02/11/31	3,525	3,178,185
Sub. Notes, MTN
4.100%	06/03/26	20	19,871
			172,037,323
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	29,739
4.900%	02/01/46	4,294	3,918,458
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	28,580
4.750%	01/23/29	118	119,010
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,427
1.650%	06/01/30	10	8,724
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	63,522
			4,176,460
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53	15	13,108
5.150%	11/15/41	16	15,109
5.600%	03/02/43	3,180	3,151,818
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	74,830
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	6,254
2.950%	03/01/27	7	6,819
4.750%	03/01/46	10	8,980
			3,276,918
Building Materials — 0.4%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	1,125	926,762

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,795	$2,827,573
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	675	629,729
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	17,211
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27	1,470	1,498,163
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	835	839,444
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	385	383,686
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,275	1,236,575
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	14,124
			8,373,267
Chemicals — 0.9%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,459,828
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	200,090
4.500%	01/31/30	271	231,556
8.500%	01/12/31	2,965	2,969,447
Celanese US Holdings LLC,
Gtd. Notes
6.600%	11/15/28	700	722,288
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	588,398
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50	5	3,402
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	2,610	2,621,170
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	2,810	2,596,280
5.650%	05/18/33	1,405	1,390,378
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	35	34,374
3.375%	10/01/40	60	44,270
4.200%	10/15/49	5	3,738
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	$774,906
5.250%	01/15/45		305	282,103
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31(a)		1,230	1,091,625
6.750%	05/02/34		1,385	1,421,356
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28(a)		1,750	1,818,706
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	444,291
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	17,748
3.450%	08/01/25		449	446,898
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,383,225
				21,546,077
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,228,799
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29(a)		755	660,869
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		455	450,541
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	208,237
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		1,390	1,429,952
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	840,597
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		770	876,378
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	140,477
3.200%	08/15/29		30	28,096
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	59,545
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		310	305,182

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	50	$44,182
3.875%	02/15/31	392	355,654
4.875%	01/15/28	1,200	1,181,111
5.250%	01/15/30	300	294,796
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)	1,690	1,580,104
			9,684,520
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	38,809
1.400%	08/05/28	29	26,517
1.650%	02/08/31	55	47,533
2.375%	02/08/41	40	27,978
2.950%	09/11/49	25	16,876
3.350%	02/09/27	70	69,092
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	225,751
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	866	938,853
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	39,140
			1,430,549
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,550	1,546,093
RB Global Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,093
			1,597,186
Diversified Financial Services — 0.6%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,680
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,091,378
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,894
Sub. Notes
2.359%(ff)	07/29/32	45	36,899
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	17,782
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	$34,143
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	450	439,574
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28(a)	3,170	3,352,802
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,169,489
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	13,003
3.850%	03/26/50	20	15,834
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	74,834
5.500%	08/15/28	805	798,096
6.000%	01/15/27	275	274,937
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	443,863
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	985,952
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	533,007
6.625%	05/15/29	565	566,799
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,750	1,638,197
7.875%	12/15/29	535	557,874
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	415,112
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	9,600
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,345
			13,492,094
Electric — 2.3%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	75,396
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	34,043
2.450%	01/15/31	15	12,822
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30	5	4,687

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	306	$233,929
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	33,950
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	44,521
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,587
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,034
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	21,709
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,353
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,978
4.250%	10/15/50	20	15,916
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	575,730
5.000%	02/01/31	1,575	1,503,953
5.125%	03/15/28	1,700	1,672,871
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	32,930
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,635
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,268,369
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,556
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,859
4.300%	12/01/56	235	185,369
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,947
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,792,318
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,947
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,340
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	$9,940
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	8,962
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	39,429
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,456
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	43,297
2.500%	12/01/29	75	68,613
3.850%	11/15/42	25	19,961
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,103
5.400%	04/01/53	3,500	3,325,470
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	26,494
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	43,347
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	5	4,999
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,383,069
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,839
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	100,911
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	17,681
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	889,970
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	1,562	1,553,222
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	215,531
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,759	1,813,969
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	38,634
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	19,137

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	$4,939
3.950%	06/15/25	35	34,945
4.050%	04/15/30	25	24,237
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	3,416
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	272,752
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,165
3.150%	10/01/49	36	24,457
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	87,682
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33(a)	1,150	1,253,344
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	48,100
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	657,444
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,542,443
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,366
3.650%	04/15/29	20	19,396
3.650%	08/01/48	20	14,955
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	987,118
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	20	19,572
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	13,840
2.250%	06/01/30	20	17,701
2.440%	01/15/32	11	9,400
3.000%	01/15/52	58	35,999
5.749%	09/01/25	6,060	6,083,005
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	8,734
2.600%	06/01/51	4	2,387
3.600%	09/15/47	10	7,453
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	100	88,685
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
3.875%	02/15/32		500	$440,009
5.250%	06/15/29		200	194,914
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		225	248,078
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		285	279,032
2.450%	12/02/27		1,245	1,167,490
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	22,596
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	4,180
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,097
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	9,377
3.450%	07/01/25		13	12,945
3.750%	08/15/42		50	37,106
4.000%	12/01/46		15	11,034
4.450%	04/15/42		5	4,092
4.750%	02/15/44		75	62,325
4.950%	07/01/50		2,645	2,205,492
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,468,791
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	255,324
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	15,711
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	324	299,870
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,192
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	100,115
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34		4,500	4,524,112
First Mortgage, Series 34
3.200%	03/01/50		5	3,344
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	23,859
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	29,696
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	43,668

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	$15,691
5.350%	05/15/35	40	40,239
First Mortgage, Series WWW
2.950%	08/15/51	5	3,139
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,509
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	3,711
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	19,614
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	30,539
2.850%	08/01/29	40	36,711
3.650%	02/01/50	25	17,362
First Mortgage, Series 20A
2.950%	02/01/51	5	3,031
First Mortgage, Series A
4.200%	03/01/29	20	19,440
First Mortgage, Series G
2.500%	06/01/31	10	8,592
First Mortgage, Series H
3.650%	06/01/51	5	3,425
First Ref. Mortgage
5.500%	03/15/40	10	9,478
First Ref. Mortgage, Series C
4.125%	03/01/48	50	37,663
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	21,958
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	27,862
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	9,267
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	99,640
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,140,313
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	12,834
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	2,050	2,074,810
8.000%(ff)	10/15/26(oo)	2,075	2,131,636
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	1,600	1,711,380
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	$443,624
5.625%	02/15/27		550	548,174
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		2,000	1,957,502
				52,489,911
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		295	298,684
6.625%	03/15/32		225	228,367
7.250%	06/15/28		450	455,781
				982,832
Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31		25	21,326
Engineering & Construction — 0.3%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,800	2,740,468
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	328,613
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		100	99,649
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	389,731
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	191,830
4.250%	10/31/26		605	594,352
5.500%	10/31/46		415	339,470
5.500%	07/31/47		3,480	2,860,142
				7,544,255
Entertainment — 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		575	528,253
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		280	279,276
7.000%	02/15/30		400	404,955
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		550	551,219
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		750	720,024

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	$789,372
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42		1,065	851,266
5.141%	03/15/52		3,490	2,543,890
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		340	331,562
7.125%	02/15/31		260	268,510
				7,268,327
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	309,000
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,767
3.950%	05/15/28		20	19,718
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	33,650
				372,135
Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28(a)		375	379,942
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,475	1,379,776
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,000	3,580,188
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,939,919
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,693
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33		1,998	2,027,920
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	378,922
4.125%	04/01/54		415	328,576
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		3,045	3,060,359
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	25,125
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		125	$116,719
6.375%	03/01/33		565	557,570
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		570	573,618
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.625%	09/13/31		1,858	1,581,866
3.000%	10/15/30		10	8,902
5.200%	04/01/29		3,726	3,729,165
				19,677,260
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	38,520
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		1,100	1,091,549
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	46,177
2.625%	09/15/29		15	13,868
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,558
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25		75	74,074
1.700%	02/15/31		120	100,469
3.600%	05/01/30		36	34,093
4.800%	02/15/44		300	265,638
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	18,087
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	34,074
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	889,237
				2,575,824
Healthcare-Products — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	39,096
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,175	1,097,997
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	542,529

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
3.650%	03/07/28	30	$29,336
			1,708,958
Healthcare-Services — 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	20	14,411
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	1,900	2,044,250
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51	10	6,247
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	15,694
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	10	6,395
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31	10	8,626
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	20	19,975
3.875%	10/15/47	20	14,908
4.500%	02/25/26	2,407	2,406,915
Sr. Unsec’d. Notes
2.375%	03/15/31	990	863,804
2.400%	03/15/30	122	109,551
3.200%	03/15/40	1,745	1,322,036
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	19,542
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	35	34,450
2.782%	10/01/30	5	4,494
3.910%	10/01/50	5	3,692
4.187%	10/01/49	30	23,397
5.205%	12/01/31	4,015	4,051,465
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	850	783,405
6.875%	09/01/32	620	623,915
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	19,942
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	385	338,594
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	500	564,116
Gtd. Notes, MTN
7.750%	07/15/36	500	573,082
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27(a)	2,060	$2,099,885
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,497
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	23,122
4.350%	04/01/30	6,155	6,026,097
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,250	1,097,242
Mount Sinai Hospital (The),
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	19,579
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,154
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,361
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,774
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,352
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	45,526
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	45,904
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,325
3.361%	08/15/50	4	2,809
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	377,535
4.375%	01/15/30	1,675	1,570,991
4.625%	06/15/28	435	419,666
5.125%	11/01/27	100	98,524
6.750%	05/15/31(a)	625	634,230
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,678
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,580
3.050%	05/15/41	895	658,773
3.250%	05/15/51	5	3,340
3.500%	08/15/39	25	20,332
3.950%	10/15/42	220	179,839
4.450%	12/15/48	10	8,341
5.200%	04/15/63	5,805	5,233,676

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	$21,908
			32,551,946
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	2,500	2,501,634
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,725	1,724,911
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	43,237
			1,768,148
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	240	233,923
6.625%	05/15/32(a)	115	112,003
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	850	746,055
			1,091,981
Insurance — 0.5%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35(a)	1,955	1,938,420
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	13,447
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	6,210	6,454,885
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	24,626
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	751,914
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	455,372
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	314,284
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,416
2.375%	12/15/31	15	12,910
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	18,399
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	$134,360
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,130
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,496,535
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,682
4.270%	05/15/47	910	740,291
6.850%	12/16/39	196	222,436
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,587
			12,614,694
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	17,024
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	96,689
1.200%	06/03/27	20	18,803
2.100%	05/12/31	30	26,159
2.500%	06/03/50	25	15,167
3.150%	08/22/27	45	44,000
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	22,824
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	326	324,979
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,038
			583,683
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	415	406,407
7.375%	05/01/33	250	239,819
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	475	474,297
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,972
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,973
3.250%	01/15/31	20	18,321

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
3.250%	10/15/50	5	$3,300
3.450%	04/15/30	5	4,690
			1,156,779
Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	675	675,337
6.000%	05/01/29	450	445,869
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	100	95,375
Sr. Unsec’d. Notes, 144A
5.750%	03/15/30	250	247,800
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	1,400	1,389,650
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	230	229,425
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	49,078
6.750%	02/01/32	465	458,025
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	375	373,665
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	549,973
5.500%	04/01/28	25	24,899
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	800	796,000
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	500	485,825
			5,820,921
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	39,840
3.500%	08/18/26	30	29,426
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	10/01/25	5	4,975
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,375	1,324,300
5.500%	04/15/27	700	694,352
6.500%	04/15/32(a)	560	549,362
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	399,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	$720,541
			3,762,296
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,770
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,203
			18,973
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	550	571,018
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,374
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,275	1,281,490
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	30,057
			1,891,939
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	391,240
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,553
4.750%	03/01/30	8	7,413
5.125%	05/01/27	275	270,793
5.375%	06/01/29	800	774,128
5.500%	05/01/26	1,375	1,374,233
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	36,005
2.300%	02/01/32	94	76,095
3.500%	06/01/41	45	31,189
3.500%	03/01/42	50	34,187
3.700%	04/01/51	620	390,792
4.908%	07/23/25	15	14,995
5.050%	03/30/29	85	84,509
5.375%	05/01/47	20	16,533
6.384%	10/23/35	2,487	2,515,224
6.484%	10/23/45	1,140	1,079,681
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	28,986
2.650%	02/01/30	10	9,154

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
2.937%	11/01/56		26	$15,268
3.150%	02/15/28		80	77,376
3.250%	11/01/39		35	27,130
3.900%	03/01/38		25	21,464
3.999%	11/01/49		85	64,948
4.000%	03/01/48		40	30,841
4.150%	10/15/28		50	49,448
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		60	34,291
5.450%	09/01/34		1,290	1,259,147
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27		65	63,419
CSC Holdings LLC,
Gtd. Notes, 144A(x)
3.375%	02/15/31		1,000	714,086
4.125%(x)	12/01/30		200	144,993
5.375%(x)	02/01/28		400	341,201
5.500%(x)	04/15/27		650	601,623
Sr. Unsec’d. Notes, 144A(x)
4.625%	12/01/30		1,000	493,366
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		375	243,824
7.375%	07/01/28		400	284,478
7.750%	07/01/26		475	410,301
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,275	2,397,006
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	4,998
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	8,624
Sirius XM Radio LLC,
Gtd. Notes, 144A
3.125%	09/01/26		15	14,535
4.000%	07/15/28		15	13,981
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26(a)		750	771,284
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	29,071
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		975	966,063
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	985,340
4.250%	01/15/30	GBP	1,300	1,452,044
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	82,327
				18,742,187
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.4%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31	505	$548,465
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	464	460,163
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26	120	122,151
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	310	308,769
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	330	329,337
Sec’d. Notes, 144A
9.375%	03/01/29	1,250	1,315,625
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	25	22,563
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	450	441,567
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	325	327,899
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	24,869
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	220	222,202
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	3,030	2,815,840
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,200	1,211,640
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	750	725,967
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30	325	327,844
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	49,890
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	44,518
			9,299,309
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,491

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	$99,069
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	49,285
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	53,491
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	55,777
			270,113
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	240	244,229
6.000%	04/26/27	1,000	1,032,861
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,539,847
			2,816,937
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	19,321
3.276%	12/01/28	25	23,595
4.250%	04/01/28	3,390	3,325,729
			3,368,645
Oil & Gas — 2.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	3,775	3,319,771
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,084,844
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	179	218,658
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	195	194,257
8.250%	12/31/28	1,325	1,350,178
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,632
2.772%	11/10/50	145	88,819
2.939%	06/04/51	1,845	1,161,714
3.000%	02/24/50	60	38,717
3.060%	06/17/41	7	5,139
3.379%	02/08/61	5	3,224
4.234%	11/06/28	50	49,563
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	8,994
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,845	$1,842,996
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	233,286
5.250%	06/15/37	12	11,517
5.400%	06/15/47	1,325	1,178,440
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,720
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,307
3.850%	01/15/28	10	9,943
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	250	258,261
8.625%	11/01/30	125	128,965
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,594
Coterra Energy Operating Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	9,407
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	375	371,128
9.250%	02/15/28	215	223,656
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27	15	15,044
5.600%	07/15/41	870	811,085
5.850%	12/15/25	30	30,129
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	21,121
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	22,616
3.250%	12/01/26	20	19,614
5.750%	04/18/54	960	903,816
6.250%	03/15/33	3,307	3,493,611
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	1,526	1,270,395
6.875%	04/29/30	497	491,434
7.750%	02/01/32	775	758,725
8.625%	01/19/29	2,520	2,676,240
8.875%	01/13/33	495	509,726
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	14,845
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,804

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		525	$497,205
5.375%	02/01/29		700	697,491
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.482%	03/19/30		10	9,596
4.114%	03/01/46		25	20,582
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	44,758
5.600%	02/15/41		15	15,044
7.300%	08/15/31		5	5,658
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		983	1,007,269
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	198,044
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,386
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.041%	09/30/29^		292	287,513
10.335%(c)	09/30/29^		243	239,595
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		385	384,553
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	687,499
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,101,950
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		1,412	1,308,218
5.950%	01/28/31		20	16,939
6.490%	01/23/27		1,550	1,516,133
6.500%	03/13/27		2,513	2,447,411
6.500%	01/23/29		600	563,790
6.700%	02/16/32		16	14,038
6.840%	01/23/30		800	729,520
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,200	1,202,267
4.875%	02/21/28	EUR	1,395	1,429,222
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	21,381
2.150%	12/15/30		53	46,016
Phillips 66 Co.,
Gtd. Notes
4.680%	02/15/45		1,900	1,597,910
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	25	$24,346
1.900%	08/15/30	795	691,726
2.150%	01/15/31	5	4,359
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50	10	6,896
4.000%	05/10/46	20	15,973
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,657
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	111	110,584
8.250%	05/15/29	295	287,994
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	845	797,950
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	2,000	2,115,577
			46,084,985
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	493,116
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,502
3.800%	11/15/25	8	7,956
			506,574
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	49,287
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	2,200	2,229,366
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	87,746
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	9,993
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,095	1,110,960
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	500	503,273
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	28,949

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	1,450	$1,481,726
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	100,028
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A
1.400%	04/01/26	6,233	6,014,191
			11,615,519
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	293,702
3.200%	11/21/29	49	46,290
4.050%	11/21/39	2,175	1,908,168
4.250%	11/14/28	50	49,862
4.550%	03/15/35	2,040	1,969,097
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	6,988
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	43,439
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	313,362
5.000%	02/15/29	250	160,118
5.250%	01/30/30	325	192,562
5.250%	02/15/31	225	128,036
6.250%	02/15/29	1,000	669,050
7.000%	01/15/28	225	174,375
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	180,844
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	17,061
3.794%	05/20/50	27	20,235
4.685%	12/15/44	9	7,865
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	6,814
CVS Health Corp.,
Jr. Sub. Notes
7.000%(ff)	03/10/55	1,420	1,430,544
Sr. Unsec’d. Notes
1.750%	08/21/30	60	50,780
2.125%	09/15/31	40	33,350
3.000%	08/15/26	12	11,730
3.250%	08/15/29	50	46,677
3.750%	04/01/30	110	103,749
5.000%	01/30/29	98	98,476
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	6,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	$21,494
2.350%	06/24/40	10	6,989
2.750%	12/10/51	15	9,308
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	692,860
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	698,177
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,596
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	87	85,411
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	388,138
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	19	18,749
5.250%	06/15/46	185	147,413
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,633
4.000%	06/22/50	1,292	843,512
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,450
			10,934,786
Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	900	880,486
6.625%	02/01/32	590	600,057
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,644,363
4.450%	07/15/27	60	59,614
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	4,660	4,812,950
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	15,707
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,306
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	9,899
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	905,204

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	$1,365,847
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,987
3.750%	05/15/30	60	56,741
4.200%	04/15/27	120	118,976
4.950%	06/15/28	20	20,134
5.000%	05/15/50	293	246,521
5.150%	03/15/45	55	48,118
5.300%	04/15/47	120	106,297
5.400%	10/01/47	60	53,723
5.500%	06/01/27	50	50,770
6.100%	02/15/42	5	4,980
6.125%	12/15/45	90	88,488
6.250%	04/15/49	3,633	3,603,256
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	19,874
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	30	28,413
3.700%	01/31/51	145	105,348
4.250%	02/15/48	45	36,414
4.850%	03/15/44	25	22,619
4.900%	05/15/46	2,115	1,906,962
Gtd. Notes, Series D
6.875%	03/01/33	10	11,184
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	25,212
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,245
5.400%	09/01/44	13	11,998
7.300%	08/15/33	10	11,179
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	28,701
3.250%	08/01/50	782	501,128
3.600%	02/15/51	1,178	806,608
4.300%	06/01/25	30	29,968
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	82,798
2.650%	08/15/30	12,565	11,193,134
4.125%	03/01/27	30	29,730
4.875%	06/01/25	10	10,000
5.200%	03/01/47	115	101,237
5.500%	02/15/49	40	36,401
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	254,320
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,338
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	$40,407
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,362,339
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	49,416
3.100%	03/15/30	75	69,066
4.200%	03/15/45	1,000	763,628
4.350%	03/15/29	100	98,333
4.500%	03/15/50	2,685	2,111,576
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	18,843
4.650%	10/15/25	10	9,989
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	74,765
6.750%	03/15/33	425	433,134
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,410
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	860	854,725
6.500%	03/30/34	4,934	5,269,398
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,129
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,398
7.000%	10/15/28	10	10,696
Gtd. Notes, 144A
2.900%	03/01/30	10	9,122
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	3,540	3,431,636
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	74,068
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	106,543
4.125%	08/15/31	80	72,682
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	3,175	3,005,026
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	5,925	5,655,524
5.250%	02/01/50	5	4,266

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	$26,355
3.750%	06/15/27	25	24,573
4.000%	09/15/25	60	59,901
4.900%	01/15/45	1,200	1,057,403
5.600%	03/15/35(a)	8,175	8,325,311
8.750%	03/15/32	10	12,004
			63,050,901
Real Estate — 0.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(c)	01/15/28	1,750	1,782,999
Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	3,932
2.000%	05/18/32	5	4,073
3.800%	04/15/26	25	24,787
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	24,617
1.600%	04/15/26	50	48,501
2.700%	04/15/31	90	79,560
3.600%	01/15/28	17	16,553
4.000%	06/01/25	75	74,871
4.400%	02/15/26	25	24,945
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	34,413
4.050%	07/01/30	1,145	1,095,456
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	24,752
2.250%	01/15/31	75	64,070
2.500%	07/15/31	35	29,895
3.300%	07/01/30	30	27,558
4.000%	03/01/27	10	9,870
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	76	75,835
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	20,937
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	18,786
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	50	47,265
4.000%	01/15/31	10	9,330
5.750%	06/01/28	50	50,859
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	14,136
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	$39,909
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	16,989
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	925	616,928
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	75	76,429
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,420
Prologis LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	21,201
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	11,740
2.100%	03/15/28	15	13,984
2.200%	06/15/28	5	4,653
2.700%	02/15/32	2,190	1,891,867
2.850%	12/15/32	530	456,139
3.950%	08/15/27	91	89,917
4.875%	06/01/26	50	50,176
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	750	748,905
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	1,150	1,048,891
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	46,406
3.250%	11/30/26	20	19,628
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,650	2,305,842
4.200%	04/15/32	4,361	4,087,536
5.500%	01/15/29	8,422	8,607,559
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	3,087	3,281,152
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	06/15/25	405	404,981
5.750%	02/01/27	2,480	2,513,364
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	13,625
2.800%	06/01/31	35	31,116
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,550,077
			29,783,435

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,500	$1,354,485
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	14,271
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	25	20,931
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	775	813,839
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28	451	465,302
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30	1,900	2,010,831
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31	1,225	1,359,478
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	25	23,042
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28	10	9,858
4.875%	02/15/44	10	9,254
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	950	871,606
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28	20	18,209
1.700%	10/15/30	10	8,534
3.650%	04/05/29	30	28,949
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	29,515
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,155	1,811,669
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	50	49,996
4.700%	04/15/27	2	1,999
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	350	350,352
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	1,125	1,118,802
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	46,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	$1,852
			10,419,493
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	5,000
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	79,067
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,712
Gtd. Notes, 144A
2.450%	02/15/31	30	26,374
Sr. Unsec’d. Notes
5.050%	07/12/29	2,503	2,537,617
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,492,226
3.187%	11/15/36	110	90,255
3.419%	04/15/33	1,442	1,284,302
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	1,705	1,732,056
6.150%	01/25/32	1,200	1,245,596
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	5,533
3.900%	03/25/30	20	19,046
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	21,957
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	27,702
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	56,622
2.650%	02/15/32	35	29,821
3.400%	05/01/30	40	37,280
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	9,689
			9,708,855
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	1,300	1,185,781
4.200%	05/01/30	20	19,229
5.353%	01/15/30	5,865	5,944,787
			7,149,797

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.1%
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	$25,718
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	55,243
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	20,030
3.500%	07/01/29	40	38,036
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,781
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	77,768
2.650%	07/15/26	50	48,821
2.950%	04/01/30	100	91,846
3.850%	04/01/60	5	3,418
3.950%	03/25/51	5	3,671
4.000%	11/15/47	25	18,964
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,158
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26(a)	1,860	1,868,081
			2,270,535
Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	194,512
2.250%	02/01/32	4,525	3,815,345
2.300%	06/01/27	75	71,673
2.550%	12/01/33	347	284,596
2.750%	06/01/31	110	97,773
3.550%	09/15/55	972	657,806
3.800%	12/01/57	13	9,121
4.250%	03/01/27	10	9,955
4.500%	05/15/35	900	845,921
4.500%	03/09/48	10	8,292
6.950%	01/15/28	10	10,638
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	11,723
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%(s)	12/31/30^	132	—
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%(s)	12/31/30^	89	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%
10.942%	05/25/27	1,237	1,231,178
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28		664	$604,900
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		900	889,078
5.875%	10/15/27		525	525,069
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30		2,550	1,938,211
4.000%	04/15/31		1,000	750,477
4.500%	04/01/30		1,300	1,044,131
4.875%	06/15/29		100	84,738
10.000%	10/15/32		875	873,570
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,225	1,355,429
10.500%	05/15/30		238	256,655
10.750%	12/15/30		469	518,401
11.000%	11/15/29		1,040	1,160,757
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29	EUR	2,000	2,247,796
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	95,210
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		785	797,637
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A
11.750%	03/01/28	GBP	432	157,774
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A
8.250%	09/01/27	GBP	733	764,884
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		45	44,093
2.550%	02/15/31		10	8,816
2.625%	02/15/29		10	9,270
3.300%	02/15/51		5	3,336
3.750%	04/15/27		125	123,186
3.875%	04/15/30		137	131,292
4.375%	04/15/40		435	382,895
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	63,633
1.680%	10/30/30		577	490,877
2.355%	03/15/32		5,215	4,411,026
2.550%	03/21/31		54	47,582
2.850%	09/03/41		10	7,039
2.875%	11/20/50		105	65,263
3.150%	03/22/30		140	130,462
Sr. Unsec’d. Notes, 144A
4.780%	02/15/35		330	320,312
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	470	544,467

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	260	$264,911
			28,361,710
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	5	3,309
4.900%	04/01/44	10	9,295
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	25	17,597
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	9,771
3.800%	03/01/28	16	15,755
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	480	434,957
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	81	81,602
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,758
3.800%	08/01/28	54	52,942
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	590	567,453
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51	9	6,804
3.950%	08/15/59	35	26,014
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	850	871,993
			2,111,250
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	19,556
1.700%	06/15/26	30	28,966
4.000%	07/15/25	25	24,931
5.550%	05/01/28	4,000	4,092,388
			4,165,841

Total Corporate Bonds (cost $760,276,054)			738,777,905
Floating Rate and Other Loans — 1.1%
Auto Parts & Equipment — 0.1%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32	500	492,813
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		1,260	$1,216,911
Term B Loan, 3 Month SOFR + 5.100%
9.411%(c)	11/17/28		885	857,897
				2,567,621
Commercial Services — 0.0%
OCS Group Investments Limited (United Kingdom),
Facility B1 Loan, SONIA + 5.750%
10.382%(c)	11/27/31	GBP	625	804,653
Computers — 0.1%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.323%(c)	03/01/29		1,320	1,252,664
Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.791%(c)	12/19/30		1,371	1,329,588
Insurance — 0.0%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%
7.689%(c)	07/31/27		336	333,060
New B-11 Term Loan, 1 Month SOFR + 4.350%
8.675%(c)	08/21/28		451	446,640
				779,700
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		147	131,376
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.819%(c)	01/18/28		337	326,661
Metal Fabricate/Hardware — 0.1%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.799%(c)	04/23/30^		2,663	2,636,469
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%
9.675%(c)	02/01/27		194	190,479
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-5 Loan, 1 Month SOFR + 3.750%
8.075%(c)	12/10/28^		367	361,603
Term Loan, 1 Month SOFR + 2.364%
6.689%(c)	04/23/26		40	40,185
				401,788

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail — 0.4%
CD&R Firefly Bidco PLC (United Kingdom),
Facility B8, SONIA + 5.250%
9.774%(c)	06/21/28	GBP	1,100	$1,410,268
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
6.855%(c)(p)	02/07/28	EUR	3,483	3,759,350
Peer Holding III BV (Netherlands),
Term B-6 Loan
—%(p)	07/01/31		3,425	3,694,964
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%
9.207%(c)	05/16/31	GBP	225	290,426
				9,155,008
Telecommunications — 0.3%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
10.191%(c)	05/25/27		1,413	1,378,416
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%
6.119%(c)	07/17/29	EUR	4,250	4,576,375
				5,954,791

Total Floating Rate and Other Loans (cost $25,383,906)				25,530,798
Municipal Bonds — 0.5%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	28,556
California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,314,422
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,786,265
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		725	866,571
				3,967,258
Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26		5	4,851
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		770	780,378
				785,229
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		1,380	1,502,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	$14,839
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,346,404
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,463,819
			3,810,223
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,382
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	26,615
			42,997
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	677,230
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	805,275
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	13,808
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	359,492
			373,300

Total Municipal Bonds (cost $10,906,130)			12,007,884
Residential Mortgage-Backed Securities — 4.5%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%	04/25/63	4,156	3,988,316
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.336%(c)	07/01/26^	887	887,783
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.740%(c)	09/25/31	45	44,732
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.490%(c)	01/26/32	268	269,135

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.040%(c)	01/26/32	1,240	$1,271,574
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	471	417,078
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,357	1,334,745
Series 2025-I01, Class A1, 144A
5.655%	10/25/69	2,978	2,998,095
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.933%(cc)	09/25/47	209	193,021
Series 2025-RP01, Class A1, 144A
0.000%(cc)	01/25/64	7,085	6,614,164
Series 2025-RP01, Class A2, 144A
3.701%(cc)	01/25/64	311	233,931
Series 2025-RP01, Class B1, 144A
3.701%(cc)	01/25/64	124	74,790
Series 2025-RP01, Class B2, 144A
3.701%(cc)	01/25/64	79	39,863
Series 2025-RP01, Class B3, 144A
3.701%(cc)	01/25/64	99	41,455
Series 2025-RP01, Class B4, 144A
3.701%(cc)	01/25/64	99	34,900
Series 2025-RP01, Class M1, 144A
3.701%(cc)	01/25/64	265	188,483
Series 2025-RP01, Class M2, 144A
3.701%(cc)	01/25/64	166	108,255
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64^	14	14,489
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64^	8,229	823
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A
5.601%	02/25/70	2,893	2,903,099
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.590%(c)	03/25/42	260	276,089
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.436%(c)	06/25/43	1,400	1,457,212
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.040%(c)	07/25/44	250	249,156
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,091	1,037,608
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A
5.356%(cc)	03/25/70	3,096	3,102,616
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.790%(c)	04/25/34	712	$718,942
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%	01/26/60	4,081	4,092,094
Series 2025-CES01, Class A1A, 144A
5.726%	01/25/60	2,583	2,602,455
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,387	1,309,611
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,471,154
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.340%(c)	11/25/50	900	999,606
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.990%(c)	01/25/34	151	151,421
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.140%(c)	11/25/41	100	100,435
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.690%(c)	09/25/41	100	101,938
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.440%(c)	09/25/41	1,020	1,025,743
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.690%(c)	12/25/41	900	907,875
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.840%(c)	01/25/42	40	40,423
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.740%(c)	02/25/42	1,100	1,118,929
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.240%(c)	04/25/42	100	102,802
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)
5.690%(c)	01/25/45	3,900	3,854,916
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	614	553,977
Series 4768, Class GA
3.500%	09/15/45	323	315,112
Series 4939, Class KT
3.000%	07/15/48	362	324,057
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.140%(c)	01/25/34	310	312,512

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2025-CES01, Class A1, 144A
5.666%(cc)	05/25/55		2,521	$2,531,965
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.473%(c)	01/24/63	EUR	1,322	1,423,366
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%	07/25/39		1,000	1,004,260
Series 2025-RTL01, Class A1, 144A
5.652%	01/25/40		3,200	3,207,729
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%
7.070%(c)	08/04/25^		2,677	2,677,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.521%(c)	05/26/66	EUR	1,911	2,057,507
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
4.021%(c)	05/26/66	EUR	4,200	4,495,196
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.185%(c)	01/25/48		250	243,947
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%	02/25/70		4,951	4,950,936
Series 2025-INV01, Class A2, 144A
5.708%	02/25/70		555	554,991
Series 2025-INV01, Class A3, 144A
5.860%	02/25/70		953	952,993
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		7,501	65,274
Series 2025-INV01, Class B1, 144A
6.604%(cc)	02/25/70		281	270,525
Series 2025-INV01, Class B2, 144A
6.604%(cc)	02/25/70		221	206,724
Series 2025-INV01, Class B3, 144A
6.604%(cc)	02/25/70		139	125,721
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70		401	400,990
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70		7,501	315,222
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.240%(c)	04/25/34		843	852,734
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
7.840%(c)	05/25/33		3,638	3,671,533
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.685%(c)	03/29/27		2,653	2,671,170
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,687	$1,593,266
Series 2025-NPL01, Class A1, 144A
6.063%	02/25/55		4,362	4,372,119
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%	05/25/54		677	651,065
Series 2025-RPL01, Class A1, 144A
4.000%	03/25/55		2,824	2,749,828
Series 2025-RPL01, Class A2, 144A
4.000%	03/25/55		496	463,138
Series 2025-RPL01, Class A3, 144A
4.000%	03/25/55		293	270,194
Series 2025-RPL01, Class M1A, 144A
4.000%	03/25/55		286	260,754
Series 2025-RPL01, Class M1B, 144A
4.000%	03/25/55		101	89,510
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.040%(c)	11/25/31		585	595,225
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.040%(c)	07/25/33		515	518,727
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%	08/25/44		889	891,867
Series 2024-CES09, Class A1A, 144A
5.582%	12/25/44		2,518	2,525,316
Series 2025-CES01, Class A1A, 144A
5.653%	01/25/45		2,936	2,946,445
Series 2025-CES02, Class A1A, 144A
5.503%	02/25/55		3,676	3,677,656
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.373%(c)	06/24/71	EUR	313	338,862
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.527%(cc)	02/25/34		96	92,904
Series 2004-18, Class 3A1
5.234%(cc)	12/25/34		783	723,494
Towd Point Mortgage Trust,
Series 2024-CES06, Class A1, 144A
5.725%	11/25/64		1,983	1,989,944

Total Residential Mortgage-Backed Securities (cost $105,336,581)				105,315,511
Sovereign Bonds — 1.1%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	494,737

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		482	$476,685
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	248,625
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		151	141,260
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,418	2,381,730
6.000%	07/19/28		770	775,005
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,705	1,628,144
5.250%	03/22/30	EUR	2,032	2,093,521
5.875%	10/17/31	EUR	3,343	3,384,343
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,793
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10YR
2.875%	10/17/29		200	185,799
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		2,970	3,076,123
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	4,701	4,540,611
1.650%	03/03/33	EUR	582	490,477
3.125%	05/15/27	EUR	2,276	2,423,354
6.250%	05/26/28		952	970,564
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	295,803
3.125%	05/15/27	EUR	961	1,023,218
6.000%	06/12/34		1,333	1,318,844
6.250%	05/26/28		440	448,580

Total Sovereign Bonds (cost $26,562,935)				26,406,216
U.S. Government Agency Obligations — 19.8%
Federal Home Loan Mortgage Corp.
2.000%	11/01/50		4,549	3,648,517
2.000%	01/01/51		866	694,108
2.000%	04/01/51		954	762,369
2.000%	05/01/51(k)		6,565	5,234,276
2.000%	10/01/51		2,090	1,666,137
2.500%	08/01/50		1,412	1,186,791
2.500%	08/01/50		3,143	2,642,208
2.500%	09/01/50		3,948	3,318,684
2.500%	12/01/50		1,067	902,967
2.500%	01/01/51		1,424	1,193,992
2.500%	03/01/51		2,650	2,215,332
2.500%	04/01/51		2,236	1,874,775
2.500%	05/01/51		5,473	4,565,923
2.500%	07/01/51		3,177	2,655,026
2.500%	07/01/51		8,562	7,140,007
2.500%	08/01/51		3,380	2,834,823
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	08/01/51	11,079	$9,355,996
2.500%	11/01/51	1,082	916,907
2.500%	01/01/52	2,026	1,710,256
2.500%	01/01/52	2,805	2,369,414
2.500%	04/01/52	479	403,990
3.000%	07/01/51	2,174	1,897,741
3.000%	11/01/51	862	752,085
3.000%	01/01/52	4,352	3,820,947
3.000%	02/01/52	6,224	5,409,061
3.000%	03/01/52	1,049	924,592
3.000%	06/01/52	504	441,376
3.000%	06/01/52	931	818,850
3.500%	02/01/47	498	457,008
3.500%	01/01/52	2,043	1,848,769
3.500%	03/01/52	2,600	2,359,930
3.500%	04/01/52	6,942	6,265,093
3.500%	05/01/52	6,804	6,145,924
4.500%	06/01/52	7,342	7,034,929
4.500%	09/01/52	271	259,562
4.500%	10/01/52	1,862	1,784,184
4.500%	12/01/52	1,908	1,828,451
5.000%	08/01/52	1,635	1,605,855
5.000%	10/01/52	5,549	5,456,051
5.000%	11/01/52	932	916,535
5.000%	12/01/52	681	669,736
5.000%	01/01/53	2,364	2,323,559
5.500%	10/01/33	240	245,081
5.500%	06/01/34	2	1,764
5.500%	11/01/52	3,352	3,357,472
5.500%	12/01/52	786	787,482
6.000%	11/01/33	22	22,667
6.000%	05/01/34	31	31,222
6.000%	06/01/34	56	57,565
6.000%	01/01/53	859	874,692
6.000%	03/01/53	883	898,543
6.000%	03/01/53	910	934,395
6.000%	04/01/53	872	886,562
6.000%	12/01/54	10,973	11,147,174
6.000%	01/01/55	3,495	3,549,973
6.250%	07/15/32(k)	170	191,947
6.500%	07/01/32	3	3,427
6.500%	08/01/32	12	12,018
6.500%	08/01/32	12	12,187
6.500%	08/01/32	18	18,082
6.500%	09/01/32	18	18,740
6.500%	09/01/32	52	53,387
6.750%	03/15/31(k)	545	620,115
Federal National Mortgage Assoc.
1.500%	02/01/51(k)	15,985	12,077,665
1.500%	03/01/51	355	268,616
1.500%	05/01/51	523	396,404
2.000%	03/01/51	6,318	5,058,398
2.000%	04/01/51	6,167	4,935,927
2.000%	06/01/51	20,849	16,680,347
2.000%	07/01/51	2,973	2,375,999
2.000%	10/01/51	8,197	6,534,717
2.500%	TBA	9,500	7,897,898

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	06/01/50	2,214	$1,864,871
2.500%	10/01/50	7,546	6,306,373
2.500%	01/01/51	2,378	1,993,544
2.500%	02/01/51	1,932	1,623,153
2.500%	03/01/51	4,869	4,074,937
2.500%	04/01/51	1,044	874,704
2.500%	05/01/51	1,229	1,028,463
2.500%	07/01/51	3,138	2,627,909
2.500%	09/01/51	3,414	2,853,522
2.500%	10/01/51	7,420	6,198,252
2.500%	11/01/51	4,600	3,857,353
2.500%	02/01/52	1,308	1,106,059
2.500%	03/01/52	585	493,534
3.000%	01/01/47	1,028	924,160
3.000%	04/01/48	5,735	5,153,833
3.000%	11/01/48	758	682,070
3.000%	07/01/50	1,174	1,028,733
3.000%	07/01/51	483	422,266
3.000%	11/01/51	1,369	1,193,579
3.000%	11/01/51	1,532	1,338,924
3.000%	11/01/51	11,910	10,390,609
3.000%	12/01/51	2,577	2,265,749
3.000%	12/01/51	4,397	3,825,397
3.000%	01/01/52	1,155	1,002,257
3.000%	02/01/52	838	732,525
3.000%	02/01/52	1,175	1,020,795
3.000%	03/01/52	1,750	1,520,045
3.000%	04/01/52	2,053	1,779,871
3.000%	04/01/52	13,163	11,419,508
3.500%	05/01/51	3,400	3,095,229
3.500%	07/01/51	979	889,298
3.500%	02/01/52	5,226	4,748,379
3.500%	03/01/52	613	555,244
3.500%	04/01/52	3,508	3,168,845
3.500%	05/01/52	5,257	4,748,432
3.500%	06/01/52	2,210	2,004,392
4.000%	03/01/48	10,767	10,319,518
4.000%	04/01/52	888	829,028
4.000%	05/01/52	452	421,488
4.000%	06/01/52	17,210	16,065,304
4.500%	08/01/40	681	671,704
4.500%	09/01/49	1,320	1,284,595
4.500%	06/01/52	5,292	5,070,222
4.500%	07/01/52	504	482,791
4.500%	10/01/52	1,922	1,841,907
5.000%	03/01/53	7,559	7,462,060
5.000%	05/01/53	704	696,986
5.500%	TBA	500	498,906
5.500%	02/01/33	3	2,602
5.500%	02/01/33	6	5,810
5.500%	03/01/33	7	7,332
5.500%	03/01/33	12	12,557
5.500%	03/01/33	16	16,496
5.500%	04/01/33	2	2,010
5.500%	04/01/33	8	7,885
5.500%	04/01/33	10	10,299
5.500%	04/01/33	12	12,256
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	07/01/33	10	$9,738
5.500%	07/01/33	11	11,009
5.500%	08/01/33	11	10,937
5.500%	02/01/34	10	9,857
5.500%	04/01/34	10	10,302
5.500%	06/01/34	14	14,198
5.500%	11/01/52	11,303	11,355,281
5.500%	01/01/53	1,823	1,826,471
5.500%	04/01/53	2,798	2,799,157
6.000%	TBA	9,000	9,140,778
6.000%	10/01/33	1	1,291
6.000%	10/01/33	129	131,545
6.000%	03/01/34	18	17,982
6.000%	02/01/35	59	60,204
6.000%	11/01/36	18	18,689
6.000%	11/01/52	866	882,800
6.000%	12/01/52	2,755	2,811,733
6.000%	04/01/53	431	438,272
6.000%	12/01/54	3,494	3,551,046
6.500%	08/01/32	44	45,084
6.500%	09/01/32	18	18,824
6.500%	09/01/32	53	54,482
6.500%	10/01/32	30	30,955
6.500%	04/01/33	48	49,575
6.500%	11/01/33	1	1,449
6.625%	11/15/30(k)	830	935,100
7.000%	05/01/32	17	17,291
7.000%	06/01/32	3	3,073
7.000%	03/01/53	281	294,220
7.125%	01/15/30(k)	785	889,640
Government National Mortgage Assoc.
2.000%	10/20/50	2,314	1,893,572
2.000%	12/20/50	4,134	3,382,637
2.000%	02/20/51	6,152	5,035,209
2.500%	09/20/50	3,136	2,682,737
2.500%	03/20/51	960	819,198
2.500%	04/20/51	8,946	7,637,068
2.500%	08/20/51	2,073	1,769,268
2.500%	09/20/51	950	810,684
3.000%	08/20/51	9,201	8,153,656
3.500%	01/20/48	87	80,185
3.500%	11/20/51	3,891	3,575,407
3.500%	12/20/51	9,890	9,086,457
3.500%	01/20/52	2,719	2,496,208
3.500%	04/20/52	544	498,998
4.000%	02/20/49	176	165,896
4.000%	04/20/52	132	123,933
4.000%	06/20/52	3,106	2,912,207
4.000%	08/20/52	4,130	3,875,481
4.500%	08/20/52	13,707	13,168,446
5.000%	07/20/52	3,023	2,978,441
5.000%	09/20/52	1,220	1,206,358
5.500%	01/15/33	20	21,011
5.500%	02/15/33	13	12,927
5.500%	05/15/33	70	73,121
5.500%	06/15/33	82	85,023
5.500%	09/15/33	17	17,550

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	07/15/35	23	$23,876
5.500%	04/20/52	1,088	1,097,117
5.500%	05/20/52	1,145	1,154,115
5.500%	06/20/52	1,010	1,017,682
5.500%	09/20/52	1,318	1,326,181
5.500%	11/20/52	1,183	1,190,549
6.000%	12/15/32	39	40,667
6.000%	11/15/33	17	17,803
6.000%	01/15/34	5	4,726
6.000%	06/20/34	120	125,230
6.000%	11/15/34	142	147,522
6.000%	09/20/52	1,545	1,580,045
6.000%	02/20/53	1,218	1,243,755
6.000%	06/20/53	917	935,262
6.500%	09/15/32	24	24,350
6.500%	09/15/32	60	61,934
6.500%	09/15/32	85	87,933
6.500%	11/15/33	45	46,433
6.500%	07/20/54	7,000	7,174,665

Total U.S. Government Agency Obligations (cost $462,036,003)			460,100,278
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds
1.625%	11/15/50(k)	26,215	14,266,695
2.250%	08/15/49	26,085	16,820,749
2.375%	11/15/49(h)	48,500	32,078,203
3.000%	11/15/44	13,415	10,566,409
4.250%	08/15/54(h)(k)	9,370	8,844,402
4.500%	11/15/54	3,460	3,409,181
4.625%	11/15/44(h)	1,990	1,992,798
U.S. Treasury Strips Coupon
2.335%(s)	08/15/44	2,500	984,556
2.364%(s)	05/15/45	3,420	1,298,178
2.377%(s)	08/15/45	1,250	468,778
3.143%(s)	08/15/41	1,350	620,623
3.641%(s)	05/15/44	15,225	6,070,101
4.146%(s)	05/15/43	11,475	4,817,471
4.327%(s)	08/15/43	120	49,734
4.403%(s)	11/15/41	1,900	862,758
4.500%(s)	05/15/46	865	313,112
4.530%(s)	11/15/45	2,915	1,081,275
4.652%(s)	05/15/49	620	194,032
4.663%(s)	02/15/50	1,090	330,044
4.709%(s)	05/15/39	990	515,436
4.768%(s)	11/15/40	1,905	914,044
4.791%(s)	02/15/42	19,545	8,757,191
4.920%(s)	08/15/48	830	270,316
5.158%(s)	02/15/41	130	61,526

Total U.S. Treasury Obligations (cost $122,503,289)			115,587,612

Shares
Common Stocks — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*^	14,880	334,800
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)	5,622	$934,718
Interactive Media & Services — 0.0%
Diamond Sports Group, LLC*	22,907	415,201
Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.	12,213	1,359,551
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*	65,188	423,722

Total Common Stocks (cost $808,034)		3,467,992
Preferred Stocks — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.919%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,343,700
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	25,000	563,500
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	402	402,000
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^	4,217	48,090

Total Preferred Stocks (cost $2,170,800)		2,357,290

	Units
Warrants — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	42,843	26,155
(cost $0)

Total Long-Term Investments (cost $2,353,964,795)		2,319,494,249

	Shares
Short-Term Investments — 2.6%
Affiliated Mutual Funds — 2.6%
PGIM Core Ultra Short Bond Fund(wb)	27,480,853	27,480,853
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $31,659,240; includes $31,552,701 of cash collateral for securities on loan)(b)(wb)	31,694,335	31,675,319

Total Affiliated Mutual Funds (cost $59,140,093)		59,156,172

A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Value

Options Purchased*~ — 0.0%
(cost $233,001)	$319,187

Total Short-Term Investments (cost $59,373,094)	59,475,359

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.4% (cost $2,413,337,889)	2,378,969,608
Options Written*~ — (0.1)%
(premiums received $956,188)	(1,066,344)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.3% (cost $2,412,381,701)	2,377,903,264

Liabilities in excess of other assets(z) — (2.3)%	(53,926,943)

Net Assets — 100.0%	$2,323,976,321

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
COP	Certificates of Participation
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
UAG	UBS AG
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,982,862 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,901,562; cash collateral of $31,552,701 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20	$1,000,000	$714,086	0.1%
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	144,993	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	301,000	341,201	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	10/19/20	686,969	601,623	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	08/03/20	1,032,500	493,366	0.0
Total		$3,147,969	$2,295,269	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at March 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $359,392)^	364,865	$—	$—	$—
Unfunded loan commitment outstanding at March 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $266,346)	269	$266,310	$—	$(36)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	04/14/25	$(4,500)		$(4,192,705)
Federal National Mortgage Assoc.	4.000%	TBA	05/13/25	(3,000)		(2,790,801)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/25	(9,500)		(9,082,358)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $16,053,262)						$(16,065,864)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	1,405	$1
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	1,405	20
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	1,415	60
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	1,415	60
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	5,660	10,583
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		705	5
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		1,405	5
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		1,413	62
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		8,415	30,401
A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		1,405	$22
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		1,405	15
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		1,408	32
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		1,394	40
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		5,271	21,258
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		1,410	2
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		1,405	34
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		1,420	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		1,410	6
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		1,408	70
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		1,408	87
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		700	153
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		1,408	855
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		984	720
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		1,392	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		2,089	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		847	—
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00		—		1,392	69,836
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		1,411	11
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		1,406	12
Currency Option USD vs BRL	Put	MSI	04/29/25	5.00		—		4,366	52
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		2,149	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		8,415	151
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		1,394	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		1,394	976
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		8,249	554
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,302	154
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		1,411	16
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		1,402	11
Total OTC Traded (cost $172,924)									$136,264

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	7,705		$6,002
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	4,725		25,203
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	3,075		20,117
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	2,335		33,052
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	7,705		925
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	6,195		21,143
A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	9,060		$4,729
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	5,585		20,285
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	5,585		2,761
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	17,000		24,353
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	17,000		24,353
Total OTC Swaptions (cost $60,077)									$182,923
Total Options Purchased (cost $233,001)									$319,187
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		42		105	$(38,850)
3 Month SOFR	Put	12/12/25	$96.25		42		105	(25,988)
Total Exchange Traded (premiums received $64,246)								$(64,838)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	1,405	$(2,485)
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	1,405	(6,058)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	1,415	(25,864)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	1,415	(25,864)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	5,660	(2,754)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		705	(940)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		1,405	(1,242)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		1,413	(7,433)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		1,405	(6,737)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		1,405	(6,737)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		1,408	(15,457)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		1,394	(21,537)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		1,410	(15,830)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		1,405	(24,865)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		1,410	(7,642)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		1,408	(13,525)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		1,408	(23,038)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		700	(5,293)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		1,408	(23,178)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		984	(19,845)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		1,392	(69,836)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		1,411	(5,874)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		1,406	(14,693)
A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSI	04/29/25	6.05		—		4,366	$(245,465)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		8,415	(42,666)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		1,394	(40,616)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		5,271	(75,110)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		1,411	(6,911)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		1,402	(17,099)
Total OTC Traded (premiums received $742,832)									$(774,594)

OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	7,705		$(12,846)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	9,450		(26,252)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	3,075		(8,708)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	3,075		(12,294)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	4,670		(33,325)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	17,000		(2,149)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	17,000		(2,149)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	7,705		(3,504)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	12,390		(18,966)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	17,945		(2,815)
A39

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	11,170		$(15,495)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY.43.V1(Q)	3,540		(8,306)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43.V1(Q)	4,070		(18,127)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	20,070		(13,909)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	19,800		(10,385)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	17,000		(4,387)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	17,000		(4,387)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	20,020		(12,653)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	20,250		(16,255)
Total OTC Swaptions (premiums received $149,110)									$(226,912)
Total Options Written (premiums received $956,188)									$(1,066,344)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
833	2 Year U.S. Treasury Notes	Jun. 2025	$172,574,173	$771,259
872	5 Year U.S. Treasury Notes	Jun. 2025	94,312,250	675,903
1,082	10 Year U.S. Treasury Notes	Jun. 2025	120,338,687	1,742,676
712	10 Year U.S. Ultra Treasury Notes	Jun. 2025	81,257,000	1,041,411
1,534	20 Year U.S. Treasury Bonds	Jun. 2025	179,909,437	2,865,145
				7,096,394
Short Positions:
52	5 Year Euro-Bobl	Jun. 2025	6,623,049	62,985
75	10 Year Euro-Bund	Jun. 2025	10,447,791	286,204
67	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	8,190,750	(171,055)
13	Euro Schatz Index	Jun. 2025	1,503,456	1,465
				179,599
				$7,275,993
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/25	GSI	BRL	46,971	$8,143,228	$8,227,393	$84,165	$—
Expiring 04/02/25	MSI	BRL	10,500	1,809,000	1,839,212	30,212	—
A40

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/05/25	GSI	BRL	57,822	$10,076,669	$10,066,496	$—	$(10,173)
Chilean Peso,
Expiring 06/18/25	CITI	CLP	670,806	704,000	706,041	2,041	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	15,046,041	3,618,054	3,559,759	—	(58,295)
Expiring 06/18/25	TD	COP	6,159,772	1,476,000	1,457,347	—	(18,653)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	38,564	1,605,000	1,671,434	66,434	—
Expiring 04/22/25	BARC	CZK	34,079	1,483,000	1,477,068	—	(5,932)
Euro,
Expiring 04/22/25	BARC	EUR	2,258	2,366,672	2,444,651	77,979	—
Expiring 04/22/25	BARC	EUR	1,196	1,253,877	1,295,194	41,317	—
Expiring 04/22/25	BOA	EUR	849	927,000	918,935	—	(8,065)
Expiring 04/22/25	CITI	EUR	1,333	1,390,384	1,443,077	52,693	—
Expiring 04/22/25	CITI	EUR	1,330	1,387,816	1,439,829	52,013	—
Expiring 04/22/25	CITI	EUR	1,328	1,381,000	1,438,085	57,085	—
Expiring 04/22/25	CITI	EUR	1,324	1,381,000	1,433,583	52,583	—
Expiring 04/22/25	CITI	EUR	763	804,000	825,935	21,935	—
Expiring 04/22/25	CITI	EUR	680	701,311	736,153	34,842	—
Expiring 04/22/25	DB	EUR	846	919,000	916,265	—	(2,735)
Expiring 04/22/25	DB	EUR	646	700,000	698,994	—	(1,006)
Expiring 04/22/25	MSI	EUR	884	933,000	957,328	24,328	—
Expiring 04/22/25	MSI	EUR	671	697,826	726,410	28,584	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	574,442	1,497,000	1,540,281	43,281	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	773,971	8,839,222	9,003,014	163,792	—
Expiring 06/18/25	JPM	INR	474,369	5,390,837	5,517,976	127,139	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	17,438,860	1,070,000	1,045,618	—	(24,382)
Expiring 06/18/25	BOA	IDR	93,252,051	5,678,829	5,576,475	—	(102,354)
Expiring 06/18/25	HSBC	IDR	30,516,793	1,852,000	1,824,905	—	(27,095)
Japanese Yen,
Expiring 04/22/25	CITI	JPY	329,690	2,218,000	2,203,496	—	(14,504)
Expiring 04/22/25	MSI	JPY	327,171	2,196,500	2,186,661	—	(9,839)
Mexican Peso,
Expiring 06/18/25	BNP	MXN	35,597	1,749,000	1,721,322	—	(27,678)
Expiring 06/18/25	CITI	MXN	53,596	2,600,936	2,591,672	—	(9,264)
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	6,788	1,839,000	1,843,896	4,896	—
Expiring 06/18/25	CITI	PEN	5,728	1,561,549	1,555,949	—	(5,600)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	292,856	5,109,758	5,105,304	—	(4,454)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	7,237	1,786,000	1,867,045	81,045	—
Expiring 04/22/25	UAG	PLN	6,088	1,519,000	1,570,715	51,715	—
South African Rand,
Expiring 06/18/25	HSBC	ZAR	49,151	2,670,380	2,663,755	—	(6,625)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	88,480	2,348,792	2,279,429	—	(69,363)
Expiring 04/24/25	BARC	TRY	25,716	678,142	655,395	—	(22,747)
Expiring 04/24/25	BARC	TRY	25,716	679,935	655,395	—	(24,540)
Expiring 04/30/25	HSBC	TRY	42,443	1,070,976	1,073,077	2,101	—
Expiring 04/30/25	HSBC	TRY	26,744	665,844	676,157	10,313	—
Expiring 04/30/25	HSBC	TRY	26,741	666,112	676,092	9,980	—
A41

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/30/25	HSBC	TRY	26,525	$664,471	$670,630	$6,159	$—
				$98,110,120	$98,783,448	1,126,632	(453,304)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/25	GSI	BRL	57,471	$10,072,062	$10,066,606	$5,456	$—
British Pound,
Expiring 04/22/25	BARC	GBP	13,353	16,417,434	17,248,131	—	(830,697)
Chilean Peso,
Expiring 06/18/25	BOA	CLP	652,256	704,000	686,516	17,484	—
Expiring 06/18/25	CITI	CLP	946,724	1,017,097	996,451	20,646	—
Expiring 06/18/25	DB	CLP	653,332	701,000	687,648	13,352	—
Chinese Renminbi,
Expiring 06/18/25	JPM	CNH	119,060	16,502,144	16,474,898	27,246	—
Colombian Peso,
Expiring 06/18/25	DB	COP	2,967,398	699,999	702,059	—	(2,060)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	175,874	7,128,646	7,622,688	—	(494,042)
Euro,
Expiring 04/22/25	BARC	EUR	33,882	35,100,549	36,679,476	—	(1,578,927)
Expiring 04/22/25	BARC	EUR	13,129	13,550,467	14,212,907	—	(662,440)
Expiring 04/22/25	CITI	EUR	1,333	1,394,994	1,443,077	—	(48,083)
Expiring 04/22/25	CITI	EUR	1,330	1,393,131	1,439,829	—	(46,698)
Expiring 04/22/25	CITI	EUR	1,324	1,383,726	1,433,334	—	(49,608)
Expiring 04/22/25	CITI	EUR	1,318	1,381,000	1,426,497	—	(45,497)
Expiring 04/22/25	CITI	EUR	680	703,671	736,153	—	(32,482)
Expiring 04/22/25	CITI	EUR	671	698,384	726,411	—	(28,027)
Expiring 04/22/25	GSI	EUR	2,636	2,764,000	2,853,348	—	(89,348)
Expiring 04/22/25	JPM	EUR	11,208	11,815,174	12,133,354	—	(318,180)
Expiring 04/22/25	MSI	EUR	10,675	11,556,186	11,556,602	—	(416)
Expiring 04/22/25	MSI	EUR	2,632	2,759,500	2,849,648	—	(90,148)
Expiring 04/22/25	MSI	EUR	2,471	2,558,157	2,674,721	—	(116,564)
Expiring 04/22/25	SSB	EUR	33,882	34,741,830	36,679,532	—	(1,937,702)
Expiring 04/22/25	SSB	EUR	11,523	12,640,224	12,474,600	165,624	—
Expiring 04/22/25	UAG	EUR	33,882	35,071,565	36,679,530	—	(1,607,965)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	782,424	1,939,669	2,097,955	—	(158,286)
Indian Rupee,
Expiring 06/18/25	MSI	INR	220,654	2,510,000	2,566,700	—	(56,700)
Expiring 06/18/25	MSI	INR	185,057	2,114,000	2,152,632	—	(38,632)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	17,438,860	1,070,000	1,045,618	24,382	—
Japanese Yen,
Expiring 04/22/25	CITI	JPY	91,176	615,000	609,376	5,624	—
Expiring 04/22/25	DB	JPY	86,105	589,000	575,486	13,514	—
Expiring 04/22/25	MSI	JPY	140,729	952,000	940,571	11,429	—
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	71,952	2,196,000	2,175,483	20,517	—
Expiring 06/18/25	HSBC	TWD	311,857	9,558,836	9,429,069	129,767	—
Expiring 06/18/25	HSBC	TWD	79,699	2,431,000	2,409,707	21,293	—
Expiring 06/18/25	MSI	TWD	68,929	2,114,000	2,084,087	29,913	—
A42

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/22/25	GSI	PLN	12,126	$2,886,315	$3,128,453	$—	$(242,138)
Singapore Dollar,
Expiring 06/18/25	BOA	SGD	8,707	6,574,130	6,507,112	67,018	—
Expiring 06/18/25	BOA	SGD	2,868	2,158,000	2,143,775	14,225	—
South Korean Won,
Expiring 06/18/25	BNP	KRW	8,171,322	5,681,671	5,566,523	115,148	—
Expiring 06/18/25	BNY	KRW	8,171,322	5,678,591	5,566,523	112,068	—
Thai Baht,
Expiring 06/18/25	CITI	THB	74,106	2,187,000	2,196,630	—	(9,630)
Expiring 06/18/25	HSBC	THB	230,762	6,856,173	6,840,128	16,045	—
				$280,866,325	$288,519,844	830,751	(8,484,270)
						$1,957,383	$(8,937,574)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,050	*	$8,125	$(3,115)	$11,240	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,755	$(48,064)	$(35,767)	$(12,297)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	790	104	(99)	203	BARC
					$(47,960)	$(35,866)	$(12,094)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	2,120	0.269%	$11,815	$10,985	$830	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	2,120	0.245%	12,187	11,137	1,050	GSI
Hellenic Republic	06/20/27	1.000%(Q)	575	0.239%	9,566	8,909	657	BARC
Hellenic Republic	12/20/27	1.000%(Q)	430	0.305%	7,909	7,401	508	BARC
Kingdom of Norway	12/20/25	—%(Q)	5,780	0.036%	(1,510)	(2,061)	551	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	1,485	0.066%	3,582	3,124	458	BARC
Morgan Stanley	12/20/25	1.000%(Q)	2,120	0.255%	12,042	10,985	1,057	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)	330	2.636%	(1,087)	(394)	(693)	MSI
Petroleos Mexicanos	12/24/25	3.750%(M)	2,790	2.789%	21,611	—	21,611	GSI
Petroleos Mexicanos	03/23/26	4.100%(M)	2,280	*	25,064	—	25,064	GSI
Petroleos Mexicanos	05/07/26	4.750%(M)	1,700	*	33,167	—	33,167	GSI
A43

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/25	1.000%(Q)	2,600	0.085%	$6,159	$5,466	$693	BARC
					$140,505	$55,552	$84,953

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	4,450	$(81,447)	$(81,838)	$(391)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	7,940	3.771%	$467,499	$422,626	$(44,873)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
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PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	$(184,608)	$352,177	$536,785
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.455%	150,731	355,935	205,204
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	(145,549)	451,064	596,613
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.455%	(9,088)	75,163	84,251
	180,340	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(4,863)	(4,863)
	140,270	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	323,995	323,995
	42,315	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(117,545)	(117,545)
	51,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	277,856	346,046	68,190
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(392,880)	(392,880)
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	1,772	(123,199)	(124,971)
	22,980	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	170,960	170,960
	6,285	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(44,894)	(99,834)	(54,940)
	6,862	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(78,645)	(78,645)
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,278,108	1,303,360	25,252
	20,455	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	299,149	252,749	(46,400)
	5,565	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	43,136	118,208	75,072
	17,515	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	37,573	37,573
					$1,666,613	$2,970,264	$1,303,651

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(18,681)	$144,779	$—	$144,779
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	15,220	(618,955)	—	(618,955)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	JPM	07/15/25	19,625	599,553	—	599,553
U.S. Treasury Bond(T)	1 Day USOIS +16bps(T)/ 4.490%	GSI	07/24/25	15,820	275,090	—	275,090
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	07/24/25	16,055	405,884	—	405,884
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 4.520%	JPM	07/30/25	12,265	92,591	—	92,591
					$898,942	$—	$898,942
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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